Non-controlling interests - Cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	$ 461,082	$ 515,431
Cash flows from (used in) financing activities	234,059	(104,053)
Cash flows from (used in) investing activities	(278,063)	(250,692)
Methanex Egypt
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	145,672	68,022
Cash flows from (used in) financing activities	(96,052)	(74,675)
Cash flows from (used in) investing activities	(5,309)	(8,859)
Vessels
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	24,951	24,267
Cash flows from (used in) financing activities	(17,344)	(21,606)
Cash flows from (used in) investing activities	(7,788)	(3,723)
Total
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	170,623	92,289
Cash flows from (used in) financing activities	(113,396)	(96,281)
Cash flows from (used in) investing activities	$ (13,097)	$ (12,582)